1933 Act/Rule 497(j)


                                   January 3, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Investment Fund 97
         Registration No. 333-34537

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on December 27, 2001.


                                   Very truly yours,
                                   /s/ Pamela S. Sinofsky
                                   Pamela S. Sinofsky
                                   Phoenix Investment Partners, Ltd.